RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Business Partner

Health Hero America, who is a related party by virtue of common ownership of the Company. There were no transactions with the related party during the three months and six months ended June 30, 2025 and 2024. As of June 30, 2025, and December 31, 2024, the Company has $0 owed to this related party.

Cold Chain Delivery Systems (“CCDS”), who is a related party by virtue of common ownership of the Company. There were no transactions with the related party during the three and six months ended June 30, 2025 and 2024. As of June 30, 2025, and December 31, 2024, the Company has $0 owed to this related party.

Outlaw Run Ranch (“ORR”) is a related party by virtue of common ownership of the Company. The Company pays $9,800 per month to ORR for rent expense. As of June 30, 2025, and December 31, 2024, the Company has $0 owed to this related party. As of June 30, 2025 and December 31, 2024, operating lease liability relating to such lease agreement with this related party amounted to $327,405 and $88,435, respectively. See Note 10 for other key terms of the lease agreement.

Warehouse Asset Management is a related party by virtue of common ownership. The Company leases its headquarters, warehouse, other warehouse equipment and a box truck for $15,425 per month. As of June 30, 2025, and December 31, 2024, the Company has $0 owed to this related party. As of June 30, 2025 and December 31, 2024, operating lease liability relating to such lease agreement with this related party amounted to $679,612 and $741,729, respectively.

During the six months ended June 30, 2025, and the year ended December 31, 2024 the Company made advancements of $0 and $18,669 respectively, to the director of the Company. The advances are due on demand, non-interest bearing, and classified within the balance sheet as a current asset. As of June 30, 2025 and December 31, 2024, the amounts owed from the director were $0 and $18,669, respectively. The amount owed as of December 31, 2024 was repaid in full in 2025.

During the six months ended June 30, 2025 the Company awarded 100,000 stock options to the CEO’s son as compensation for services rendered in a prior period and is subject to the same vesting condition as the Company’s other stock option awards. 12,500 stock options have vested and fully exercisable as of June 30, 2025 and 87,500 stock options remain unvested. The key terms and fair value inputs and assumptions utilized for this stock option are disclosed in Note 9. The Company recognized $43,698 as an expense for the six months ended June 30, 2025.

Related party rent expenses are as follows:

	Three Months ended		Six Months ended
	June 30,		June 30,
Related Party	2025	2024	2025	2024
ORR	$29,400	$22,500	$51,900	$45,000
Warehouse Asset Management	46,275	45,000	92,550	90,000
Total	$75,675	$67,500	$144,450	$135,000

The Company has performed an analysis under ASC 810 and has determined that the aforementioned related parties do not qualify as a Variable Interest Entity and therefore those entities were not consolidated in the preparation of the accompanying financial statements.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 8 – RELATED PARTY TRANSACTIONS

Business Partner

Health Hero America, who is a related party by virtue of common ownership of the Company.

Cold Chain Delivery Systems (“CCDS”), who is a related party by virtue of common ownership of the Company. In 2023 the Company received rent receipts from a third-party vendor on behalf of a related party, ORR. The cash is due to ORR on demand, non-interest bearing, and classified within related party loans in the balance sheet. As of December 31, 2024, and 2023, the Company has $ 0 and $17,073, respectively in accounts payable for these amounts due.

Outlaw Run Ranch (“ORR”) is a related party by virtue of common ownership of the Company. In 2023, the Company received rents receipts from a third-party vendor on behalf of a related party, Outlaw Run Ranch. The cash is due to ORR on demand, non-interest bearing, and classified within related party loans in the balance sheet. In addition, the Company pays $7,500 per month to ORR for rent expense. As of December 31, 2024, and 2023, the Company has $ 0 and $17,134, respectively in accounts payable for these amounts due.

Warehouse Asset Management, is a related party by virtue of common ownership. The Company’s leases its headquarters, warehouse, other warehouse equipment and a box truck for $15,425 per month. As  of December 31, 2024, and 2023, the Company has $0 owed to this related party.

During the year ended December 31, 2024 and 2023, the Company made advancements of $18,669 and $21,969 respectively, to the director of the Company. The advances are due on demand, non-interest bearing, and classified within the balance sheet as a current asset. As of December 31, 2024 and 2023, the amount owed from the director was $18,669 and $21,969, respectively. These amounts were repaid in full 2024 and 2025.

Related party rent expenses are as follows:

	Years ended December 31,
Related Party	2024	2023
ORR	$90,000	$90,000
Warehouse Asset Management	167,500	80,400

The Company has done an analysis under ASC 810 and has determined that the aforementioned related parties do not qualify as a Variable Interest Entity and therefore those entities were not consolidated in the preparation of the accompanying financial statements.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023